PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 04, 2012		Nov. 29, 2011	Dec. 04, 2012		Nov. 29, 2011	Jun. 05, 2012		Jun. 05, 2012		May 31, 2011		Jun. 01, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,487,482,000			$ 1,487,482,000			$ 1,558,627,000		$ 1,558,627,000		$ 1,597,447,000
Less accumulated depreciation	576,584,000			576,584,000			592,022,000		592,022,000		566,296,000
Property and equipment, net	910,898,000			910,898,000			966,605,000		966,605,000		1,031,151,000
Assets held for sale, noncurrent	19,100,000			19,100,000			21,800,000		21,800,000
Assets held for sale	4,178,000			4,178,000			4,713,000		4,713,000		1,340,000
Carrying values of assets disposed	1,600,000		1,500,000	1,600,000		1,500,000			5,300,000		6,500,000		4,500,000
Net gain on sale on disposal of assets	500,000			500,000		100,000			800,000		100,000		1,000,000
Proceeds from disposal of assets	2,085,000		1,527,000	2,085,000		1,527,000	5,994,000		5,994,000		6,741,000		5,479,000
Operating Leases [Abstract]
Percentage of restaurants located on leased properties (in hundredths)	55.00%			55.00%			52.00%		52.00%
Number of company owned restaurants	742			742			714		714
Percentage of restaurants located on leased land (in hundredths)	66.00%			66.00%			65.00%		65.00%
Percentage of restaurants located on leased land and building (in hundredths)	34.00%			34.00%			35.00%		35.00%
Expiration of operating leases (in years)				24 years					P24Y
Sale-Leaseback Transactions [Abstract]
Sale leaseback transaction, number of restaurants	5			14
Sale-leaseback transaction, gross proceeds	11,700,000			32,000,000
Sale-leaseback transaction costs	600,000			1,600,000
Sale-leaseback transaction, carrying value	8,400,000			22,700,000
Sale-leaseback transaction, lease terms				15 years
Sale-leaseback transaction, renewal terms				20 years
Sale leaseback transaction, deferred gain	2,700,000			7,700,000
Sale leaseback transactions, current portion of deferred gain	800,000			800,000			300,000		300,000
Sale leaseback transactions, noncurrent portion of deferred gain	11,100,000			11,100,000			4,200,000		4,200,000
Amortization of deferred gains	200,000			300,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235,522,000			235,522,000			244,498,000		244,498,000		256,761,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	468,474,000			468,474,000			494,537,000		494,537,000		512,177,000
Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	408,436,000			408,436,000			421,143,000		421,143,000		427,169,000
Restaurant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	255,228,000			255,228,000			276,576,000		276,576,000		279,319,000
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	90,916,000			90,916,000			95,400,000		95,400,000		93,944,000
Construction in Progress and Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,906,000	[1]		$ 28,906,000	[1]		$ 26,473,000	[1]	$ 26,473,000	[1]	$ 28,077,000	[2]

[1]	Included in Construction in progress and other as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets held for sale that are not classified as such in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.
[2]	Included in Construction in progress and other as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets held for sale that are not classified as such in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.